February 20, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

Re:	Wilshire Variable Insurance Trust
File Nos. 33-15881 and 811-07917

Ladies and Gentlemen:

On behalf of Wilshire Variable Insurance Trust (the “Registrant”), attached please find a Preliminary Information Statement filed pursuant to Regulation 14C under the Securities Exchange Act of 1934, as amended. The purpose of the Information Statement is to disclose the addition of a subadviser to one series of the Registrant.

In order to comply with the terms of an SEC exemptive order (Release No. IC-23712), the Registrant is required to mail the Information Statement to shareholders by March 14, 2008. Therefore, we would appreciate your comments by March 3, 2008.

Please direct any inquiries regarding this filing to Renee Hardt at (312) 609-7616.

Sincerely,

/s/ Aaron Remorenko

Aaron Remorenko
PFPC Inc.

Attachments

cc:	Helen Thompson
Renee Hardt, Esq.

620 Liberty Avenue, 20th Floor

Pittsburgh, PA 15222